Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Capital and Reserve [line items]
Common shares outstanding	447,771,433	444,336,361	442,724,309
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	447,771,433	444,336,361
Common shares outstanding	447,771,433	444,336,361